Dec. 29, 2017
RiverFront Global Growth Fund

FINANCIAL INVESTORS TRUST

RIVERFRONT GLOBAL GROWTH FUND

Investor Class Shares

Class C Shares

Class I Shares

Investor Class II Shares

Class L Shares

RIVERFRONT GLOBAL ALLOCATION FUND

Investor Class Shares

Class C Shares

Class I Shares

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES AND PROSPECTUS

DATED FEBRUARY 28, 2017

AS SUBSEQUENTLY AMENDED

This supplement relates to the Summary Prospectuses and Prospectus for the RiverFront Global Growth Fund and the RiverFront Global Allocation Fund (each, a "Fund"), each a series of Financial Investors Trust.

Subject to the effectiveness of certain registration statements filed with the U.S. Securities and Exchange Commission, the following language is hereby deleted from the discussion of principal investment strategies in each Fund's Summary Prospectus and Prospectus, effective on or about February 28, 2018:

"The Fund will also invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are organized or located outside the United States or doing a substantial amount of business outside the United States (or, in the case of an ETF, where a majority of the securities in which the ETF invests have the foregoing characteristics). In determining the country in which a particular company is located, the Fund may consider factors such as the location of the company's headquarters, the location of the company's assets or the locations from which the company derives a substantial portion of its revenue."

Please retain this supplement for future reference

RiverFront Global Allocation Fund

FINANCIAL INVESTORS TRUST

RIVERFRONT GLOBAL GROWTH FUND

Investor Class Shares

Class C Shares

Class I Shares

Investor Class II Shares

Class L Shares

RIVERFRONT GLOBAL ALLOCATION FUND

Investor Class Shares

Class C Shares

Class I Shares

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES AND PROSPECTUS

DATED FEBRUARY 28, 2017

AS SUBSEQUENTLY AMENDED

This supplement relates to the Summary Prospectuses and Prospectus for the RiverFront Global Growth Fund and the RiverFront Global Allocation Fund (each, a "Fund"), each a series of Financial Investors Trust.

Subject to the effectiveness of certain registration statements filed with the U.S. Securities and Exchange Commission, the following language is hereby deleted from the discussion of principal investment strategies in each Fund's Summary Prospectus and Prospectus, effective on or about February 28, 2018:

"The Fund will also invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are organized or located outside the United States or doing a substantial amount of business outside the United States (or, in the case of an ETF, where a majority of the securities in which the ETF invests have the foregoing characteristics). In determining the country in which a particular company is located, the Fund may consider factors such as the location of the company's headquarters, the location of the company's assets or the locations from which the company derives a substantial portion of its revenue."

Please retain this supplement for future reference